Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions
Schedule of provisions

(in € thousands)	Dismantling	Other	Total
As of June 30, 2024	2,789	—	2,789
Additions	—	5,507	5,507
Additions through business combination	—	7,360	7,360
Releases	(484)	(1,119)	(1,603)
Utilizations	—	(661)	(661)
Currency translation	(101)	—	(101)
As of June 30, 2025	2,305	10,985	13,290
Additions	163	17,849	18,012
Releases	—	(9,358)	(9,358)
Utilizations	—	(2,929)	(2,929)
Currency translation	—	32	32
As of June 30, 2026	2,468	16,580	19,048